UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-08572

Bishop Street Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-262-9565

Date of fiscal year end: December 31, 2019

Date of reporting period: March 31, 2019

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Shares		Value (000)
COMMON STOCK — 96.4%
Communication Services — 3.8%
9,772	AT&T	$306
20,024	Comcast Cl A	801
3,482	Walt Disney	387

		1,494

Consumer Discretionary — 3.8%
4,760	General Motors	177
3,654	Home Depot	701
2,024	McDonald’s	384
3,756	TJX	200

		1,462

Consumer Staples — 8.1%
1,762	Hershey	203
2,349	Kimberly-Clark	291
5,915	Mondelez International	295
5,078	PepsiCo	622
6,534	Philip Morris International	578
6,114	Procter & Gamble	636
5,140	Walmart	501

		3,126

Energy — 6.9%
6,776	Chevron	835
8,287	ConocoPhillips	553
8,997	Exxon Mobil	727
8,005	Suncor Energy	260
3,717	Valero Energy	315

		2,690

Financials — 16.4%
17,419	Bank of America	481
8,203	Bank of New York Mellon	414
8,375	BB&T	390
713	BlackRock	305
4,553	Chubb	638
2,203	CME Group	362
12,268	JPMorgan Chase	1,242
1,177	M&T Bank	185
6,585	Marsh & McLennan	618
3,658	PNC Financial Services Group	449
4,013	Principal Financial Group	201
2,159	T Rowe Price Group	216
8,552	US Bancorp	412
9,545	Wells Fargo	461

		6,374

March 31, 2019	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Shares		Value (000)
Health Care — 13.4%
3,745	Baxter International	$304
6,210	Bristol-Myers Squibb	296
3,132	Eli Lilly	407
2,815	Gilead Sciences	183
10,589	Johnson & Johnson	1,480
2,898	Medtronic PLC	264
13,020	Merck	1,083
23,216	Pfizer	986
874	UnitedHealth Group	216

		5,219

Industrials — 14.0%
2,106	3M	437
733	Boeing	280
1,507	Cummins	238
3,101	General Dynamics	525
5,140	Honeywell International	817
4,325	Ingersoll-Rand PLC	467
2,443	Lockheed Martin	733
1,639	Parker-Hannifin	281
5,580	Union Pacific	933
2,606	United Parcel Service Cl B	291
4,115	Waste Management	428

		5,430

Information Technology — 20.1%
1,457	Accenture PLC	256
6,089	Apple	1,157
2,641	Automatic Data Processing	422
1,213	Broadcom	365
25,299	Cisco Systems	1,366
15,543	Intel	835
4,143	International Business Machines	584
3,372	Kla-Tencor	402
2,118	Lam Research	379
11,851	Microsoft	1,398
5,921	Texas Instruments	628

		7,792

Materials — 2.1%
5,364	DowDuPont	286
2,220	LyondellBasell Industries NV	187
976	Packaging Corp of America	97
4,003	Sonoco Products	246

		816

Real Estate — 1.9%
1,592	Crown Castle International‡	204
2,088	Digital Realty Trust‡	248
1,322	Public Storage ‡	288

		740

March 31, 2019	www.bishopstreetfunds.com

Dividend Value Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Shares		Value (000)
Utilities — 5.9%
4,388	Ameren	$323
3,996	American Electric Power	334
4,784	CMS Energy	266
2,110	Dominion Resources	162
3,874	Eversource Energy	275
1,567	NextEra Energy	303
4,232	WEC Energy Group	334
5,252	Xcel Energy	295

		2,292

TOTAL COMMON STOCK (Cost $25,172)		37,435

EXCHANGE TRADED FUND — 0.9%
2,934	iShares Russell 1000 Value ETF (Cost $357)	363

CASH EQUIVALENT — 2.7%
1,050,249	BlackRock FedFund, Institutional Shares, 2.360% (A) (Cost $1,050)	1,050

TOTAL INVESTMENTS (Cost $26,579) —100.0%		$38,848

  Percentages are based on Net Assets of $38,847 (000).

‡	Real Estate Investment Trust
(A)	The rate reported is the 7-day effective yield as of March 31, 2019.

CL—Class

ETF—Exchange Traded Fund

PLC—Public Limited Company

Cost figures are shown in thousands.

As of March 31, 2019, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosures under U.S.GAAP.

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2019.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3200

March 31, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
	CORPORATE OBLIGATIONS — 49.8%
Communication Services — 4.8%
	Ameritech Capital Funding
$ 300	6.875%, 10/15/27	$345
	CBS
175	3.500%, 01/15/25	175
	Comcast
300	3.150%, 03/01/26	298
	TWDC Enterprises 18 MTN
430	4.125%, 06/01/44	458
225	1.850%, 07/30/26	209
	Verizon Communications
280	4.329%, 09/21/28	296

		1,781

Consumer Discretionary — 5.3%
	Amazon.com
650	4.800%, 12/05/34	757
	George Washington University
225	4.363%, 09/15/43	245
	Home Depot
450	5.875%, 12/16/36	566
	McDonald’s MTN
200	4.600%, 05/26/45	208
	Starbucks
225	2.450%, 06/15/26	213

		1,989

Consumer Staples — 1.2%
	Campbell Soup
125	4.250%, 04/15/21	128
	Coca-Cola
200	2.450%, 11/01/20	200
	Hershey
125	2.625%, 05/01/23	124

		452

Energy — 5.6%
	Apache Corp
475	7.750%, 12/15/29	582
	BP Capital Markets PLC
300	3.814%, 02/10/24	312
	Kinder Morgan Energy Partners LP
150	4.300%, 05/01/24	157
	Occidental Petroleum
390	2.700%, 02/15/23	389
	Schlumberger Investment SA
400	3.650%, 12/01/23	415
	Shell International Finance BV
250	1.875%, 05/10/21	247

		2,102

Financials — 13.5%
	Aflac
350	3.625%, 11/15/24	363
	Bank of America MTN
365	5.625%, 07/01/20	378
450	4.000%, 04/01/24	469

March 31, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Financials — (continued)
	Bank of New York Mellon MTN
$ 500	4.150%, 02/01/21	$514
	Capital One Financial
175	3.750%, 03/09/27	172
	Citigroup
100	3.875%, 10/25/23	104
	Discover Bank
200	4.200%, 08/08/23	208
	Goldman Sachs Group MTN
250	3.951%, VAR ICE LIBOR USD 3 Month+1.300% 11/23/24	250
400	3.000%, 09/24/19	399
	JPMorgan Chase
500	2.250%, 01/23/20	498
	MetLife
250	3.048%, 12/15/22	253
	Morgan Stanley MTN
400	3.875%, 01/27/26	409
	Prudential Financial MTN
305	7.375%, 06/15/19	308
	Royal Bank of Canada MTN
280	2.150%, 03/06/20	279
	US Bancorp MTN
450	3.000%, 03/15/22	455

		5,059

Health Care — 3.9%
	AbbVie
500	2.900%, 11/06/22	499
	Celgene
250	3.875%, 08/15/25	256
	CVS Health
250	2.875%, 06/01/26	236
	Gilead Sciences
450	4.500%, 04/01/21	465

		1,456

Industrials — 2.6%
	FedEx
125	2.625%, 08/01/22	124
	Norfolk Southern
150	2.900%, 06/15/26	147
	Raytheon
260	2.500%, 12/15/22	259
	United Technologies
450	3.100%, 06/01/22	453

		983

Information Technology — 7.0%
	Apple
450	4.650%, 02/23/46	508
	Applied Materials
400	3.900%, 10/01/25	421
200	3.300%, 04/01/27	202
	Intel
500	3.300%, 10/01/21	509
	International Business Machines
350	8.375%, 11/01/19	361

March 31, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Information Technology — (continued)
	KLA-Tencor
$ 200	4.650%, 11/01/24	$214
	Microsoft
250	3.625%, 12/15/23	261
	NetApp
150	3.375%, 06/15/21	152

		2,628

Materials — 0.4%
	Sherwin-Williams
140	3.125%, 06/01/24	139

Transportation — 1.0%
	Burlington Northern Santa Fe LLC
345	4.450%, 03/15/43	373

Utilities — 4.5%
	Berkshire Hathaway Energy
400	6.125%, 04/01/36	502
	Duke Energy Florida LLC
325	3.100%, 08/15/21	327
	Sempra Energy
375	3.250%, 06/15/27	359
	Sierra Pacific Power
200	2.600%, 05/01/26	192
	Xcel Energy
300	3.300%, 06/01/25	303

		1,683

TOTAL CORPORATE OBLIGATIONS (Cost $18,284)		18,645

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 18.9%
	FFCB
350	3.220%, 12/10/25	365
450	3.100%, 12/06/24	466
300	2.670%, 04/18/24	300
600	2.000%, 06/01/21	596
300	1.750%, 08/01/22	294
500	1.240%, 11/29/19	496
	FHLB
475	4.750%, 03/10/23	519
500	3.125%, 06/13/25	518
500	3.000%, 03/10/28	513
550	2.500%, 03/11/22	553
250	1.800%, 09/01/23	244
	FHLMC MTN
350	3.000%, 12/18/20	350
550	2.050%, 08/26/22	545
650	1.600%, 09/30/21	637
675	1.500%, 1.625%, 08/25/19, 08/25/21 (A)	665

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $7,030)		7,061

	U.S. TREASURY OBLIGATIONS — 17.6%
	U.S. Treasury Bonds
800	6.000%, 02/15/26	986
350	5.375%, 02/15/31	455
350	4.750%, 02/15/37	459
300	4.500%, 08/15/39	387

March 31, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
	U.S. TREASURY OBLIGATIONS — (continued)
$ 875	4.375%, 05/15/41	$1,116
950	3.125%, 05/15/48	1,007
100	3.000%, 08/15/48	104
700	2.250%, 08/15/46	624
	U.S. Treasury Notes
170	3.125%, 11/15/28	180
365	2.875%, 10/31/20	368
350	2.125%, 08/31/20	349
180	2.125%, 05/15/25	178
400	2.000%, 11/15/26	390

TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,510)		6,603

	MUNICIPAL BONDS — 7.4%
	California State, GO
260	6.509%, 04/01/39	282
	City of Seattle Washington, Ser B, GO
425	3.500%, 12/01/31	432
	Evansville Redevelopment Authority, GO
500	7.210%, 02/01/39	529
	Gwinnett County, Development Authority, RB
375	4.180%, 09/01/47	386
	Houston, Independent School District, GO
250	6.125%, 02/15/28	251
	Stockton, Public Financing Authority, Sub-Ser, RB, BAM Insured
500	7.942%, 10/01/19, Pre-Refunded @ 100 (B)	513
	Texas State, GO
385	3.621%, 10/01/30	394

TOTAL MUNICIPAL BONDS (Cost $2,770)		2,787

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 4.8%

	FHLMC, Ser 2015-4425, Cl BY
597	2.000%, 01/15/45	461
	FHLMC, Ser G12710
37	5.500%, 07/01/22	39
	FNMA, Ser 2003-58, Cl D
34	3.500%, 07/25/33	34
	FNMA, Ser 2012-84, Cl JB
217	3.000%, 05/25/42	210
	FNMA, Ser 2013-92, Cl MT
40	4.000%, 07/25/41	42
	FNMA, Ser 889958
19	5.000%, 10/01/23	20
	GNMA, Ser 2011-112, Cl JP
64	2.000%, 02/20/40	64
	GNMA, Ser 2012-91, Cl QL
765	2.000%, 09/20/41	701
	GNMA, Ser 2013-4, Cl CN
220	2.000%, 10/16/42	212

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (Cost $1,778)		1,783

March 31, 2019	www.bishopstreetfunds.com

High Grade Income Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Shares		Value (000)

	CASH EQUIVALENT — 0.8%

289,802	BlackRock FedFund, Institutional Shares, 2.360% (C) (Cost $290)	$290

TOTAL INVESTMENTS (Cost $36,662) —99.3%		$37,169

Percentages are based on Net Assets of $37,446 (000).

(A)	Step Bond — Represents the current rate, the step rate, the step date and the final maturity date.
(B)	Pre-Refunded Security—The maturity date shown is the pre-refunded date.
(C)	The rate reported is the 7-day effective yield as of March 31, 2019.

BAM—Build America Mutual

Cl—Class

FFCB—Federal Farm Credit Bank

FHLB—Federal Home Loan Bank

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

GNMA—Government National Mortgage Association

GO—General Obligation

ICE— Intercontinental Exchange

LIBOR — London Interbank Offered Rate

LLC—Limited Liability Corporation

LP — Limited Partnership

MTN—Medium Term Note

PLC—Public Limited Company

RB—Revenue Bond

Ser—Series

USD — United States Dollar

VAR — Variable Rate

Cost figures are shown in thousands.

The following is a summary of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

High Grade Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$18,645	$—	$18,645
U.S. Government Agency Obligations	—	7,061	—	7,061
U.S. Treasury Obligations	—	6,603	—	6,603
Municipal Bonds	—	2,787	—	2,787
U.S. Government Agency Mortgage-Backed Obligations	—	1,783	—	1,783
Cash Equivalent	290	—	—	290

Total Investments in Securities	$290	$36,879	$—	$37,169

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2019.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

BSF-QH-001-3200

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
	MUNICIPAL BONDS — 98.6%
Alaska — 0.5%
	Alaska State, Ser A, GO
$ 525	5.000%, 08/01/34	$600

California — 2.2%
	California State, GO
700	5.000%, 09/01/31	835
	Orange County, Water District, Ser A, RB
1,000	5.000%, 08/15/31	1,139
	Sacramento City, Unified School District, GO
500	5.000%, 07/01/23	557
	University of California, Ser AF, RB
215	5.000%, 05/15/23, Pre-Refunded @ 100(A)	246

		2,777

Florida — 0.1%
	Miami-Dade County, School Board, Ser D, COP
150	5.000%, 02/01/27	177

Hawaii — 92.0%
	Hawaii County, Ser A, GO
500	5.000%, 09/01/20	524
250	5.000%, 09/01/22 (B)	279
300	5.000%, 09/01/26	362
1,500	4.000%, 09/01/35	1,617
	Hawaii County, Ser B, GO
200	5.000%, 09/01/22	223
	Hawaii County, Ser D, GO
450	5.000%, 09/01/25	538
300	5.000%, 09/01/27	360
300	3.000%, 09/01/32	305
	Hawaii State, Airports System Authority, Ser A, RB
250	5.250%, 07/01/23	262
2,500	5.250%, 07/01/27	2,607
1,000	5.250%, 07/01/28	1,042
900	5.250%, 07/01/30	937
420	5.000%, 07/01/39	435
3,000	5.000%, 07/01/45	3,343
	Hawaii State, Airports System Authority, RB, AMT
2,000	5.000%, 07/01/24	2,143
1,000	4.125%, 07/01/24	1,043
	Hawaii State, Airports System Revenue, Ser A, RB, AMT
1,000	5.000%, 07/01/38	1,166
2,000	5.000%, 07/01/41	2,233
	Hawaii State, Airports System Revenue, COP, AMT Insured
500	5.250%, 08/01/25	562

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Department of Budget & Finance, Mid Pacific Institute, RB, AGC Insured
$ 745	5.000%, 01/01/26	$747
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
425	6.000%, 07/01/33	489
100	5.500%, 07/01/43	112
	Hawaii State, Department of Budget & Finance, RB
325	5.125%, 07/01/31	362
275	5.000%, 07/01/20	286
350	3.250%, 01/01/25	359
500	3.100%, 05/01/26	507
	Hawaii State, Department of Budget & Finance, Ser 2009, RB
4,260	6.500%, 07/01/39	4,316
	Hawaii State, Department of Budget & Finance, Ser A, RB
205	5.000%, 07/01/22	227
575	5.000%, 07/01/26	646
800	5.000%, 07/01/27	936
755	5.000%, 07/01/30	873
3,000	5.000%, 07/01/35	3,398
1,000	4.000%, 07/01/40	1,040
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	867
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP, AGM Insured
500	5.000%, 11/01/26	608
	Hawaii State, Department of Hawaiian Home Lands, RB
500	5.000%, 04/01/27	607
	Hawaii State, Department of Transportation, Airports Division Lease Revenue, COP, AMT
2,525	5.000%, 08/01/21	2,700
3,675	5.000%, 08/01/27	4,068
1,000	5.000%, 08/01/28	1,103
	Hawaii State, Harbor System Revenue, Ser A, RB
2,000	5.625%, 07/01/40	2,093
220	5.000%, 07/01/25	229
1,125	4.250%, 07/01/21	1,160
	Hawaii State, Highway Authority, Ser A, RB
700	5.000%, 01/01/23	785
1,450	5.000%, 01/01/30	1,665
1,000	5.000%, 01/01/33	1,140
	Hawaii State, Highway Fund State, Ser A, RB
200	4.000%, 01/01/26	227
	Hawaii State, Highway Revenue, Ser A, RB
370	4.000%, 01/01/36	400
	Hawaii State, Housing Finance & Development, Kuhio Park Terrace Multi-Family Housing, Ser A, RB, FHLMC Insured
200	3.900%, 04/01/22	208
115	3.750%, 04/01/21	119

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
$ 180	3.500%, 04/01/20	$183
	Hawaii State, Housing Finance & Development, Rental Housing System, Ser B, RB, AGM Insured
2,000	6.500%, 07/01/33	2,017
	Hawaii State, Housing Finance & Development, Single-Family Housing, Ser B, RB, GNMA/FNMA/FHLMC Insured
295	3.450%, 01/01/22	302
	Hawaii State, Housing Finance & Development, Wilikina Apartments Project, Ser A, RB
1,000	5.000%, 05/01/34	1,022
	Hawaii State, Pacific Health Project, Ser A, RB
710	4.625%, 07/01/21, Pre-Refunded @ 100(A)	737
	Hawaii State, Ser DT, GO
270	5.000%, 11/01/19	275
	Hawaii State, Ser DZ, GO
1,795	5.000%, 12/01/21, Pre-Refunded @ 100(A)	1,958
200	4.000%, 12/01/31	209
	Hawaii State, Ser EA, GO
935	5.000%, 12/01/21	1,019
1,700	5.000%, 12/01/22	1,851
	Hawaii State, Ser EE-2017, GO
400	5.000%, 11/01/22, Pre-Refunded @ 100(A)	448
	Hawaii State, Ser EF, GO
300	5.000%, 11/01/23	335
500	5.000%, 11/01/24	558
	Hawaii State, Ser EH, GO
45	5.000%, 08/01/23, Pre-Refunded @ 100(A)	52
125	5.000%, 08/01/24	142
300	5.000%, 08/01/29	338
295	5.000%, 08/01/30	332
95	5.000%, 08/01/32	106
	Hawaii State, Ser EH-2017, GO
85	5.000%, 08/01/23 (B)	97
	Hawaii State, Ser EO, GO
1,000	5.000%, 08/01/29	1,152
1,000	5.000%, 08/01/30	1,150
1,000	5.000%, 08/01/33	1,141
	Hawaii State, Ser EP, GO
1,000	5.000%, 08/01/22	1,111
500	5.000%, 08/01/25	583
	Hawaii State, Ser FG, GO
880	5.000%, 10/01/30	1,057
200	5.000%, 10/01/31	239
	Hawaii State, Ser FK, GO
1,500	5.000%, 05/01/29	1,833
	Hawaii State, Ser FN-REF, GO
600	5.000%, 10/01/30	732

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Hawaii State, Ser FT, GO
$ 1,000	5.000%, 01/01/31	$1,223
250	3.375%, 01/01/36	257
	Hawaii State, Ser FW, GO
850	3.500%, 01/01/38	873
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
1,050	5.000%, 07/01/19	1,059
600	5.000%, 07/01/23	664
400	5.000%, 07/01/24	466
600	5.000%, 07/01/27	694
	Honolulu Hawaii City & County, GO
250	4.000%, 09/01/33	280
	Honolulu Hawaii City & County, Ser A, GO
275	5.250%, 08/01/21, Pre-Refunded @ 100(A)	298
400	5.000%, 11/01/21	435
500	5.000%, 11/01/22 (B)	558
500	5.000%, 11/01/22, Pre-Refunded @ 100(A)	558
1,000	5.000%, 10/01/23	1,147
1,000	5.000%, 10/01/27	1,193
800	5.000%, 10/01/31	936
1,500	5.000%, 10/01/37	1,724
1,175	5.000%, 09/01/38	1,408
700	4.000%, 11/01/19	710
325	4.000%, 08/01/21, Pre-Refunded @ 100(A)	343
500	4.000%, 09/01/36	551
700	4.000%, 09/01/39	762
	Honolulu Hawaii City & County, Ser B, GO
120	5.000%, 12/01/20	127
375	5.000%, 08/01/21	405
350	5.000%, 08/01/22	377
200	5.000%, 11/01/24	223
300	5.000%, 08/01/26	322
500	5.000%, 10/01/26	599
500	5.000%, 10/01/28	594
	Honolulu Hawaii City & County, Ser C, GO
1,000	5.000%, 10/01/28	1,188
	Honolulu Hawaii City & County, Ser Junior A, RB
450	4.000%, 07/01/25	462
	Honolulu Hawaii City & County, Wastewater System Authority, Ser A, RB
750	5.000%, 07/01/21, Pre-Refunded @ 100(A)	808
100	5.000%, 07/01/22, Pre-Refunded @ 100(A)	111
	Honolulu Hawaii City & County, Wastewater System Authority, Ser B, RB
1,575	5.000%, 07/01/23	1,793
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/31	1,170

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)		Value (000)
Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
$ 255	5.000%, 07/01/21	$274
150	5.000%, 07/01/22	166
500	5.000%, 07/01/36	581
1,200	4.000%, 07/01/38	1,294
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
325	4.000%, 07/01/33	353
	Kauai County, GO
250	5.000%, 08/01/37	296
	Kauai County, Ser A, GO
250	5.000%, 08/01/21	270
500	5.000%, 08/01/23	554
250	4.000%, 08/01/24	268
250	3.250%, 08/01/23	259
	Kauai County, Ser A, GO, NATL FGIC Insured
415	5.000%, 08/01/21	416
	Maui County, GO
250	5.000%, 06/01/20	260
150	5.000%, 06/01/21	161
2,000	3.250%, 09/01/36	2,033
1,100	3.000%, 09/01/33	1,116
	Maui County, Ser B, GO
500	4.000%, 06/01/21	514
	University of Hawaii, Ser A, RB
100	6.000%, 10/01/19, Pre-Refunded @ 100(A)	102
	University of Hawaii, Ser B, RB
1,500	5.000%, 10/01/34	1,746
1,000	4.000%, 10/01/23	1,098
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,773
1,350	5.000%, 10/01/32	1,590
	University of Hawaii, Ser F, RB
2,425	5.000%, 10/01/35	2,872

		115,551

Indiana — 0.5%
	Fort Wayne, Community School Building, RB
500	5.000%, 07/15/25	557
	Indiana State, Housing & Community Development Authority, Ser C, RB, GNMA/FNMA/FHLMC Insured
70	4.100%, 06/01/27	73

		630

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

Face Amount (000)/Shares		Value (000)
Kentucky — 0.9%
	Kentucky State, COP
$1,000	5.000%, 04/15/38	$1,140

New York — 0.9%
	New York City, Trust for Cultural Resources, Ser S, RB
1,000	5.000%, 07/01/41	1,132

Oklahoma — 0.1%
	Oklahoma City, Water Utilities Trust, RB
125	5.000%, 07/01/40	134

Tennessee — 0.5%
	Memphis, Ser A, GO
500	5.000%, 04/01/26	592

Washington — 0.9%
	Port of Seattle Washington, Ser A, RB
750	5.000%, 08/01/26	825
	Washington State, Housing Finance Commission, RB, FNMA Insured
300	4.750%, 07/15/29	320

		1,145

TOTAL MUNICIPAL BONDS (Cost $122,477)		123,878

	CASH EQUIVALENT — 0.8%

934,270	BlackRock FedFund, Institutional Shares, 2.360% (C) (Cost $934)	934

TOTAL INVESTMENTS (Cost $123,411) — 99.4%		$124,812

Percentages are based on Net Assets of $125,607 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of March 31, 2019.

AGC—American Guarantee Corporation
AGM—Assured Guaranty Municipal Corp.
AMT—Alternative Minimum Tax
COP—Certificate of Participation
FGIC—Financial Guarantee Insurance Corporation
FHLMC—Federal Home Loan Mortgage Corporation
FNMA—Federal National Mortgage Association
GNMA—Government National Mortgage Association
GO—General Obligation
NATL—National Public Finance Guarantee Corporation
RB—Revenue Bond
Ser—Series

Cost figures are shown in thousands.

March 31, 2019	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund	(unaudited)

Schedule of Investments

as of March 31, 2019

The following is a list of the inputs used as of March 31, 2019, in valuing the Fund’s investments carried at value (000):

Hawaii Municipal Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$123,878	$—	$123,878
Cash Equivalent	934	—	—	934

Total Investments in Securities	$934	$123,878	$—	$124,812

For the period ended March 31, 2019, there have been no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2019, there have been no transfers between Level 2 and Level 3 assets and liabilities.

There were no Level 3 investments during the period ended March 31, 2019.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements

BSF-QH-001-3200

March 31, 2019	www.bishopstreetfunds.com

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bishop Street Funds

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: May 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie,
President

Date: May 29, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 29, 2019